CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total revenues	¥ 1,069,413	¥ 989,675	¥ 805,047
Promotion and acquisition cost	729,120	693,272	562,081
Cost of operation	66,874	83,995	88,049
Sales and marketing expenses	131,709	134,308	143,460
Research and development expenses	94,717	113,965	132,427
Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Total revenues	86,108	96,917	130,408
Marketing and other services
Total revenues	238,878	161,016	99,397
Related Party
Promotion and acquisition cost	368	207	0
Cost of operation	1,069	386	883
Research and development expenses	548	871	685
Related Party | Loans
Total revenues	1,134	903	488
Related Party | Big data and system-based risk management services (including revenues from related parties of RMB4,282, RMB4,803 and RMB2,136 for the years ended December 31, 2021, 2022 and 2023, respectively)
Total revenues	2,136	4,803	4,282
Related Party | Marketing and other services
Sales and marketing expenses	¥ 0	¥ 0	¥ 124